Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Switzerland acquisition	Jun. 30, 2012 Switzerland acquisition	Jan. 31, 2011 Iron Mountain Poland Holdings Limited	Jun. 30, 2011 Iron Mountain Poland Holdings Limited	Dec. 31, 2011 Iron Mountain Poland Holdings Limited	Jul. 31, 2012 Iron Mountain Poland Holdings Limited	Apr. 30, 2012 Grupo Store item	Dec. 31, 2013 Grupo Store	May 31, 2013 Storage rental and records management business in Texas	Jun. 30, 2013 Storage rental and records management and data protection business in Brazil	Sep. 30, 2013 Storage rental and records management and data protection business in Columbia	Sep. 30, 2013 Storage rental and records management and data protection business in Peru	Oct. 31, 2013 Cornerstone Records Management, LLC and its affiliates
Business Acquisition
Percentage of Business Acquired						80.00%
Purchase price						$ 80,000				$ 79,000		$ 25,000	$ 29,000	$ 54,000	$ 16,000	$ 191,000
Cash Paid for Business acquired				21,600		35,000	42,259				1,500
Ownership percentage after acquisition						100.00%
Contingent Consideration									2,500
Percentage of previously held ownership interest				15.00%		20.00%
Equity method of investment	455	398		1,700		5,774
Fair value of such interest on the date of acquisition				2,700		11,694
Gain on the transaction to other income (expense), net					1,000			5,920
Control premium paid (as a percent)				30.00%		40.00%
Purchase price receivable by the member of entity's board of directors together with several of his family members in connection with the acquisition (as a percent)						24.00%
Purchase price, net of cash acquired	317,100	125,134	75,246							75,000
Portion of purchase price for acquisition that was deposited in escrow										$ 8,000		$ 1,600	$ 2,900			$ 9,000
Number of annual installments in which any escrow amount not distributed to sellers or Company will be released to the sellers										4